United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM 12b-25

Notification of Late Filing

(Amendment No. 0)*

OMB Number 3235-0058	SEC File Number 000-50266	CUSIP Number NONE
(Check one):	Form 10-K	Form 20-F	Form 11-K	√	Form 10-Q	Form 10-D	Form N-SAR
Form N-CSR
	For Period Ended:	June 30, 2014
Transition Report on Form 10-K
Transition Report on Form 20-F
Transition Report on Form 11-K
Transition Report on Form 10-Q
Transition Report on Form N-SAR
For the Transition Period Ended:

Read Instruction (on back page) Before Preparing Form. Please Print or Type.

Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

If the notification relates to a portion of the filing checked above, identify the Item(s) to which the notification relates:

Part I - Registrant Information

TRINITY CAPITAL CORP
Full Name of Registrant

Former Name if Applicable
1200 Trinity Drive
Address of Principal Executive Office (Street and Number)
Los Alamos, New Mexico 87544
City, State and Zip Code

Part II - Rules 12b-25(b) and (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed.(Check box if appropriate.)

(a)	The reason described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense.
(b)	The subject annual report, semi-annual report, transition report on Form 10-K, Form 20-F, Form 11-K, Form N-SAR or Form N-CSR, or portion thereof, will be filed on or before the fifteenth calendar day following the prescribed due date; or the subject quarterly report or transition report on Form 10-Q or subject distribution report on Form 10-D, or portion thereof, will be filed on or before the fifth calendar day following the prescribed due date; and
(c)	The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

Part III - Narrative

State below in reasonable detail why Forms 10-K, 20-F, 11-K, 10-Q,10-D, N-SAR, N-CSR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Trinity Capital Corporation (the "Company") was unable to file its Quarterly Report on Form 10-Q for the quarter ended June 30, 2014 within the prescribed time period. As discussed in the Company's Current Report on Form 8-K filed with the Securities and Exchange Commission on November 13, 2012, April 23, 2013 and December 27, 2013, the Company determined the necessity of restating its financial statements for the year ended December 31, 2010 and December 31, 2011, the subsequently filed interim 2011 and 2012 Quarterly Reports, and has not yet filed its financial statements for the quarters ended September 30, 2012, March 31, 2013, June 30, 2013, September 30, 2013 or March 31, 2014 or its financial statements for the years ended December 31, 2012 and December 31, 2013. The Company determined that such restatements will be necessary as a result of weaknesses in controls related to the timing of certain loan charge-offs, identification and impairment of certain loans and the required additional provisions for loan losses allocated to those loans. The Company is in the process of compiling the financial information for the restatements, and as such has not been able to complete its financial statements for the quarter ended June 30, 2014. The Company anticipates that it will file the necessary restatements and other financial statements as soon as practicable.

Part IV - Other Information

  Name and telephone number of person to contact in regard to this notification

Daniel Bartholomew	505	662-1045
(Name)	(Area Code)	(Telephone Number)

  Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months or for such shorter period that the registrant was required to file such report(s) been filed?

Yes	No	√
  If answer is no, identify report(s).
  The Company's Form 10-Qs for the quarters ended September 30, 2012, March 31, 2013, June 30, 2013, September 30, 2013, March 31, 2014 and June 30, 2014 and the Company's Form 10-Ks for the years ended December 31, 2012 and December 31, 2013, have not been filed due to the ongoing review of its financial statements.

  Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

Yes	√	No
  If so, attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.
  As the review of the financial statements for the years ended December 31, 2010 and December 31, 2011 and subsequently filed interim 2011 and 2012 Quarterly Reports is ongoing, the Company is not able to provide a reasonable estimate of the changes in the results of operations for that period at this time. The Company anticipates that it will file the necessary restatements and other financial statements as soon as practicable.

Trinity Capital Corporation
(Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized

Date:	08-18-2014	By /s/	Daniel Bartholomew	Title:	Chief Financial Officer

INSTRUCTION: The form may be signed by an executive officer of the registrant or by any other duly authorized representative. The name and title of the person signing the form shall be typed or printed beneath the signature. If the statement is signed on behalf of the registrant by an authorized representative (other than an executive officer), evidence of the representative's authority to sign on behalf of the registrant shall be filed with the form.

Attention

Intentional misstatements or omissions of fact constitute Federal Criminal Violations (See 18 U.S.C. 1001).